LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 11, 2021

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series listed in Appendix A, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 11, 2021, and filed electronically as Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A on January 11, 2021.
If you have any questions, please contact Kent P. Barnes at (414) 550-7433 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent P. Barnes
Kent P. Barnes
Secretary

Appendix A
Overlay Shares Hedged Large Cap Equity ETF
Overlay Shares Short Term Bond ETF